REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANTS LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANTS LIABILITY

NOTE 12 – REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANTS LIABILITY

In connection with the issuance of Series A preferred stock during 2012, the Company issued preferred stock warrants to purchase 1,000,000 shares of Series A preferred stock at an exercise price of $2.7233 per share. These warrants were initially exercisable any time within 10 years of issuance. In November 2019, as part of the Bridge Notes issuance (see Note 8), these Series A preferred stock warrants had their contractual exercise period extended 10 years to October 2032.

In connection with the issuance of Series A preferred stock during 2015, the Company issued preferred stock warrants to purchase 1,134,653 shares of Series A preferred stock at an exercise price of $2.7233 per share. These warrants were initially exercisable any time within 10 years of issuance. In November 2019, as part of the Bridge Notes issuance (see Note 8), these Series A preferred stock warrants had their contractual exercise period extended 10 years to October 2035.

In connection with the issuance of Series A preferred stock during April 2016, the Company issued a preferred stock warrant to purchase 122,400 shares of Series A preferred stock at an exercise price of $2.7233 per share. As of March 31, 2021, this warrant is exercisable and expires in April 2036.

In connection with the issuance of convertible promissory notes in 2016, the Company in 2016 and 2017 issued preferred stock warrants to purchase 331,927 and 35,412 shares, respectively, of Series B preferred stock at an exercise price of $7.486 per share. These preferred stock warrants are exercisable and expire from June through July 2026 and June 2036 through January 2037.

As of March 31, 2021, the Company had 2,257,053 Series A preferred stock warrants and 367,339 Series B preferred stock warrants, respectively, outstanding.

The following schedule rolls forward the fair value of the redeemable convertible preferred stock warrants liability:

	March 31, 2021	December 31, 2020
Balance at beginning of the year	$19,232,628	$734,830
Change in fair value of preferred stock warrants	48,109,271	18,497,798

Balance at end of the year	$67,341,899	$19,232,628

At March 31, 2021 and December 31, 2020, the fair value of the preferred stock warrants was determined using the probability-weighted expected return method which estimates the fair value of the warrants through an analysis of future values for the Company, assuming various future outcomes. A Black-Scholes option pricing model (BSM) is utilized in this method, to the extent necessary, based on current conditions. At March 31, 2021, due to the increasing likelihood of the merger, the BSM was not necessary to execute the model. A summary of key assumptions in the BSM for determining the fair value of redeemable convertible preferred stock warrants include:

December 31, 2020
Expected life (years)	3.00
Risk-free interest rate	0.17%
Expected volatility	70.00%
Dividend yield	0%

NOTE 12 – REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANTS LIABILITY

In connection with the issuance of Series A preferred stock during 2012, the Company issued preferred stock warrants to purchase 1,000,000 shares of Series A preferred stock at an exercise price of $2.7233 per share. These warrants were initially exercisable any time within 10 years of issuance. In November 2019, as part of the Bridge Notes issuance (see Note 8), these Series A preferred stock warrants had their contractual exercise period extended 10 years to October 2032.

In connection with the issuance of Series A preferred stock during 2015, the Company issued preferred stock warrants to purchase 1,134,653 shares of Series A preferred stock at an exercise price of $2.7233 per share. These warrants were initially exercisable any time within 10 years of issuance. In November 2019, as part of the Bridge Notes issuance (see Note 8), these Series A preferred stock warrants had their contractual exercise period extended 10 years to October 2035.

In connection with the issuance of Series A preferred stock during April 2016, the Company issued a preferred stock warrant to purchase 122,400 shares of Series A preferred stock at an exercise price of $2.7233 per share. As of December 31, 2020, this warrant is exercisable and expires in April 2036.

In connection with the issuance of convertible promissory notes in 2016, the Company in 2016 and 2017 issued preferred stock warrants to purchase 331,927 and 35,412 shares, respectively, of Series B preferred stock at an exercise price of $7.486 per share. These preferred stock warrants are exercisable and expire from June through July 2026 and June 2036 through January 2037.

As of December 31, 2020, the Company had 2,257,053 Series A preferred stock warrants and 367,339 Series B preferred stock warrants, respectively, outstanding.

The following schedule rolls forward the fair value of the redeemable convertible preferred stock warrants liability during 2020 and 2019:

	2020	2019
Balance at beginning of the year	$734,830	$11,022,446
Change in fair value of preferred stock warrants	18,497,798	(10,287,616)

Balance at end of the year	$19,232,628	$734,830

At December 31, 2020 and 2019, the fair value of the preferred stock warrants was determined using a Black-Scholes option pricing model (OPM). The Company estimates the fair value of these liabilities using an OPM and assumptions that are based on the individual characteristics of the warrants on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate. A summary of key assumptions for determining the fair value of redeemable convertible preferred stock warrants at December 31, 2020 and 2019 include:

	2020	2019
Expected life (years)	3.00	4.00
Risk-free interest rate	0.17%	1.66%
Expected volatility	70.00%	50.00%
Dividend yield	0%	0%